Business Combinations - FiberCo Solucoes de Infraestrutura S.A. (Details) item in Thousands	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 16, 2021 USD ($) item
Disclosure of detailed information about business combination [line items]
Gross consideration	$ 2,729,000
Net cash consideration	1,910,000
Capital injection*	819,000
Identifiable assets acquired and liabilities assumed:
Customer related intangible asset	1,947,000
Network related intangible asset	671,000
Trade and other payables	(921,000)
Total identifiable net assets acquired	2,729,000
Non-controlling interest	$ 819,000
FiberCo Solues de Infraestrutura S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			51.00%
Number of households covered by Fiber-To-Home			3,500,000
Number of households covered by Fiber-to-the-Cabinet			3,400,000
Total number of households covered by fiber connection			6,400,000
Number of households with overlapping fiber coverage | item			570
Goodwill expected to be deductible for tax purposes			$ 0
Gross consideration		$ 260,665,000
Contingent consideration		5,739,000
Less: deferred consideration		(64,139,000)
Net cash consideration		202,265,000
Capital injection*		42,996,000
Identifiable assets acquired and liabilities assumed:
Network assets		233,809,000
Cash		44,872,000
Capital work in progress		3,832,000
Customer related intangible asset		113,159,000
Network related intangible asset		35,413,000
Trade and other receivables		75,338,000
Trade and other payables		(13,035,000)
Loans payable		(6,457,000)
Deferred tax		(52,415,000)
Total identifiable net assets acquired		435,055,000
Non-controlling interest		213,177,000
Goodwill		81,783,000	$ 81,800,000
FiberCo Solues de Infraestrutura S.A. | Provisional amounts in business combinations
Disclosure of detailed information about business combination [line items]
Gross consideration		263,366,000
Contingent consideration		5,739,000
Less: deferred consideration		(66,840,000)
Net cash consideration		202,265,000
Capital injection*		42,996,000
Identifiable assets acquired and liabilities assumed:
Network assets		226,538,000
Cash		44,872,000
Capital work in progress		3,832,000
Customer related intangible asset		96,997,000
Network related intangible asset		35,832,000
Trade and other receivables		75,338,000
Trade and other payables		(5,764,000)
Loans payable		(6,457,000)
Deferred tax		(47,062,000)
Total identifiable net assets acquired		424,665,000
Non-controlling interest		208,086,000
Goodwill		89,783,000
FiberCo Solues de Infraestrutura S.A. | Adjustments to provisional amounts
Disclosure of detailed information about business combination [line items]
Gross consideration		(2,701,000)
Less: deferred consideration		2,701,000
Identifiable assets acquired and liabilities assumed:
Network assets		7,271,000
Customer related intangible asset		16,162,000
Network related intangible asset		(419,000)
Trade and other payables		(7,271,000)
Deferred tax		(5,353,000)
Total identifiable net assets acquired		10,390,000
Non-controlling interest		5,091,000
Goodwill		(8,000,000)
FiberCo Solues de Infraestrutura S.A. | Software
Identifiable assets acquired and liabilities assumed:
Software		539,000
FiberCo Solues de Infraestrutura S.A. | Software | Provisional amounts in business combinations
Identifiable assets acquired and liabilities assumed:
Software		$ 539,000
FiberCo Solues de Infraestrutura S.A. | TIM S.A
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			49.00%